Fair Value of Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	$ 3,028	$ 3,121
Limited partnership interests
Fair value of assets and liabilities measured on recurring and non-recurring basis
Commitments to invest in limited partnership interests	$ 689
Limited partnership interests | Minimum
Fair value of assets and liabilities measured on recurring and non-recurring basis
Investment assets, useful life	10 years
Limited partnership interests | Maximum
Fair value of assets and liabilities measured on recurring and non-recurring basis
Investment assets, useful life	12 years